Consolidated Statements of Equity (unaudited) $ in Millions		CAD ($)	Common shares CAD ($)	Preferred Shares CAD ($)	Common Shares CAD ($)	Common Shares Common shares CAD ($)	Treasury Shares CAD ($)	Treasury Shares Common shares CAD ($)	Preferred Shares CAD ($)	Warrants CAD ($)	Paid in Surplus CAD ($)	Paid in Surplus Common shares CAD ($)	Paid in Surplus Preferred Shares CAD ($)	Retained Earnings CAD ($)	Retained Earnings Common shares CAD ($)	Retained Earnings Preferred Shares CAD ($)	AOCI CAD ($) [1]
Beginning balance at Dec. 31, 2023		$ 28,698			$ 16,031		$ 0		$ 519	$ 25	$ 2,002			$ 8,913			$ 1,208
Net Earnings (Loss)		2,996												2,996
Other Comprehensive Income (Loss), Net of Tax		353															353
Comprehensive Income (Loss)		3,349												2,996			353
Common shares issued under stock option plans (in shares)						67
Common Shares Issued Under Stock Option Plans			$ 51									$ (16)
Purchase of Common Shares Under NCIB	[2]	(1,337)			(439)						(898)
Warrants Exercised		25			38					(13)
Stock-Based Compensation Expense		8									8
Dividends paid			(925)	$ (27)											$ (925)	$ (27)
Variable Dividends on Common Shares			(251)												(251)
Ending balance at Sep. 30, 2024		29,591			15,697		0		519	12	1,096			10,706			1,561
Beginning balance at Dec. 31, 2023		28,698			16,031		0		519	25	2,002			8,913			1,208
Ending balance at Dec. 31, 2024		29,754			15,659		(43)		356	12	944			10,513			2,313
Beginning balance at Sep. 30, 2024		29,591			15,697		0		519	12	1,096			10,706			1,561
Ending balance at Sep. 30, 2025		28,374			15,162		(55)		113	10	296			12,229			619
Beginning balance at Dec. 31, 2024		29,754			15,659		(43)		356	12	944			10,513			2,313
Net Earnings (Loss)		2,996												2,996
Other Comprehensive Income (Loss), Net of Tax		(1,694)															(1,694)
Comprehensive Income (Loss)		1,302												2,996			(1,694)
Common shares issued under stock option plans (in shares)						15
Common Shares Issued Under Stock Option Plans			12									(3)
Purchase of Common Shares Under NCIB	[2]		(1,281)			$ (519)						(541)			(221)
Purchase of Common Shares Under Employee Benefit Plan		(94)					(94)
Common Shares Issued Under Employee Benefit Plan			76					$ 82				$ (6)
Preferred Shares Redeemed				(350)					(243)				$ (107)
Warrants Exercised		5			7					(2)
Stock-Based Compensation Expense		9									9
Dividends paid			(1,047)	$ (12)											$ (1,047)	$ (12)
Variable Dividends on Common Shares			$ 0
Ending balance at Sep. 30, 2025		$ 28,374			$ 15,162		$ (55)		$ 113	$ 10	$ 296			$ 12,229			$ 619

[1]	Accumulated other comprehensive income (loss) (“AOCI”).
[2]	Normal course issuer bid (“NCIB”). Includes taxes payable on purchase of shares.